Income Taxes - Schedule of Net Operating Loss Carryforwards (Details)	Sep. 30, 2024 USD ($)
Schedule of Net Operating Loss [Line Items]
Total	$ 3,933,722
Tax Year 2025 [Member]
Schedule of Net Operating Loss [Line Items]
Total
Tax Year 2026 [Member]
Schedule of Net Operating Loss [Line Items]
Total	142,260
Tax Year 2027 [Member]
Schedule of Net Operating Loss [Line Items]
Total	500,178
Tax Year 2028 [Member]
Schedule of Net Operating Loss [Line Items]
Total	1,602,758
Tax Year 2029 [Member]
Schedule of Net Operating Loss [Line Items]
Total	$ 1,688,526